LONG-TERM INVESTMENTS - Equity method investments (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) director	Apr. 30, 2016 USD ($) director	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Equity method investments
Loss from equity method investments | $			$ 239	$ 189	$ 0
Hainan RYB
Equity method investments
Equity method investments, cash consideration invested | $		$ 231
Equity method investments, ownership percentage		51.00%
Number of seat held by board of directors		3
Number of board of directors		5
Seven Children
Equity method investments
Equity method investments, cash consideration invested | $	$ 301
Equity method investments, ownership percentage	16.00%
Number of seat held by board of directors	1
Number of board of directors	3